STOCKHOLDERS' DEFICIT AND CONVERTIBLE PREFERRED SHARES (Details 1)	12 Months Ended
	Dec. 31, 2015 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	2,473,525
2011-2012 First Private Placement [Member] | Placement Agents [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	106,783
Exercise price | $ / shares	$ 6.30
Expiration date	Apr. 08, 2016
2011-2012 First Private Placement [Member] | Investor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	560,638
Exercise price | $ / shares	$ 6.30
Expiration date	Oct. 26, 2016
2011-2012 Second Private Placement [Member] | Placement Agents [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	76,395
Exercise price | $ / shares	$ 5.58
Expiration date	Apr. 08, 2016
October 2012 Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	1,653
Exercise price | $ / shares	$ 135.00
Expiration date	Oct. 16, 2016
April-May 2013 Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	22,293
Exercise price | $ / shares	$ 450.00
Expiration date	Apr. 04, 2016
April-May 2013 First Private Placement [Member] | Placement Agents [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	4,455
Exercise price | $ / shares	$ 225.00
Expiration date	Apr. 04, 2016
April-May 2013 Second Private Placement [Member] | Placement Agents [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	2,235
Exercise price | $ / shares	$ 450.00
Expiration date	Apr. 04, 2016
September 2014 Private Placement [Member] | Investor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	56,764
Exercise price | $ / shares	$ 8.56
Expiration date	Sep. 23, 2018
September 2014 PPM Warrant Replacement Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	264,012
Exercise price | $ / shares	$ 8.56
Expiration date	Sep. 23, 2018
February 2015 PPM A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	4,630	[1]
Exercise price | $ / shares	$ 4.32	[1]
Expiration date	Nov. 25, 2015	[1]
February 2015 PPM A [Member] | Finder [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	13,415
Exercise price | $ / shares	$ 3.24
Expiration date	Feb. 25, 2018
February 2015 PPM B [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	125,903
Exercise price | $ / shares	$ 5.40
Expiration date	Feb. 25, 2018
February 2015 PPM C [Member] | Finder [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	3,355
Exercise price | $ / shares	$ 5.40
Expiration date	Feb. 25, 2018
February 2015 PPM B 2nd closing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	30,866
Exercise price | $ / shares	$ 5.40
Expiration date	Mar. 16, 2018
May 2015 replacement warrants [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	103,527
Exercise price | $ / shares	$ 4.32
Expiration date	Feb. 15, 2016
May 2015 replacement warrants (PA) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	3,354
Exercise price | $ / shares	$ 4.32
Expiration date	Feb. 15, 2016
July 2015 PPM - 2015 Series A Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	131,965
Exercise price | $ / shares	$ 6.30
Expiration date	Jul. 23, 2016
July 2015 PPM - 2015 Series A Warrants [Member] | Finder [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	17,213
Exercise price | $ / shares	$ 6.30
Expiration date	Aug. 28, 2016
July 2015 PPM - 2015 Series B Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	138,910
Exercise price | $ / shares	$ 7.20
Expiration date	Jul. 23, 2018
July 2015 PPM - 2015 Series B Warrants [Member] | Finder [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	17,213
Exercise price | $ / shares	$ 7.20
Expiration date	Aug. 28, 2018
July 2015 PPM - 2015 Series B Warrants-2nd Closing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	93,077
Exercise price | $ / shares	$ 7.20
Expiration date	Aug. 28, 2018
July 2015 PPM (PA) - 1st Closing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	23,613
Exercise price | $ / shares	$ 5.40
Expiration date	Jul. 23, 2018
July 2015 PPM (PA) - 2015 Series A Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	11,807
Exercise price | $ / shares	$ 6.30
Expiration date	Jul. 23, 2016
July 2015 PPM (PA) - 2015 Series B Warrants - 2nd Closing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	671
Exercise price | $ / shares	$ 6.30
Expiration date	Aug. 28, 2016
July 2015 PPM (PA) - 2nd Closing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	11,807
Exercise price | $ / shares	$ 4.20
Expiration date	Jul. 23, 2018
July 2015 PPM - 2015 Series A Warrants-2nd Closing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	93,077
Exercise price | $ / shares	$ 6.30
Expiration date	Aug. 28, 2016
July 2015 PPM (PA) - 2015 Second Series B Warrants - 2nd Closing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	671
Exercise price | $ / shares	$ 7.20
Expiration date	Aug. 28, 2018
July 2015 PPM Second (PA) - 2nd Closing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	1,341
Exercise price | $ / shares	$ 5.40
Expiration date	Aug. 28, 2018
November 2015 PPM 2015 Series A Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	297,445
Exercise price | $ / shares	$ 6.66
Expiration date	Mar. 19, 2017
November 2015 PPM 2015 Series A Warrants [Member] | Finder [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	32,010
Exercise price | $ / shares	$ 6.66
Expiration date	Mar. 19, 2017
November 2015 PPM 2015 Series B Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	127,485
Exercise price | $ / shares	$ 7.74
Expiration date	Nov. 19, 2018
November 2015 PPM 2015 Series B Warrants [Member] | Finder [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	13,720
Exercise price | $ / shares	$ 7.74
Expiration date	Nov. 19, 2018
December 2015 PPM Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	81,222
Exercise price | $ / shares	$ 6.16
Expiration date	Jun. 24, 2016

[1]	Warrants for which cash has been received by the Company but no securities issued.